Subsequent Events - Additional Information (Detail) - ADSs [member] - Major ordinary share transactions [member] $ / shares in Units, € in Millions, $ in Millions	Feb. 26, 2018 EUR (€) shares	Feb. 26, 2018 USD ($) shares	Feb. 21, 2018 $ / shares shares	Feb. 22, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares, follow-on offering			3,947,368
Follow-on public offering price | $ / shares			$ 57.00
Share purchase price per share follow on offering | $ / shares			$ 53.58
Option to purchase additional number of fully paid shares follow-on offering				592,105
Underwriters right to purchase shares			30 days
Number of shares issued public offering	4,539,473	4,539,473
Proceeds from issuance of public offering	€ 196.8	$ 242.5
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Additional number of shares granted follow-on offering			592,105